Leases (Details) - Schedule of Balance Sheet Information Related to Operating Lease	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets	¥ 6,414,655		¥ 12,237,211	$ 900,075
Less: impairment	(2,729,651)	$ (383,012)	(3,244,676)
Right-of-use assets	3,685,004		8,992,535	517,063
Operating lease liabilities – current	5,067,633		8,806,671	711,067
Operating lease liabilities – non-current	2,268,683		5,216,622	318,331
Total operating lease liabilities	¥ 7,336,316		¥ 14,023,293	$ 1,029,398